Property and Equipment, Net	3 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7: - PROPERTY AND EQUIPMENT, NET

	March 31,	December 31,
	2025	2024
Cost:
Lab equipment	$13,058	$13,011
Computers and peripheral equipment	12,152	12,058
Office furniture and equipment	1,304	1,431
Leasehold improvements	2,431	3,094
SECaaS equipment	7,598	7,476

	36,543	37,070
Accumulated depreciation:
Lab equipment	11,217	10,944
Computers and peripheral equipment	11,109	10,778
Office furniture and equipment	551	588
Leasehold improvements	1,499	1,941
SECaaS equipment	5,617	5,127

	29,993	29,378

Depreciated cost	$6,550	$7,692

Depreciation expenses for the three months ended March 31, 2025 and 2024 was $ 1,167 and $ 1,215 and respectively.